Stockholders’ Equity (Details) - Schedule of the stock option activity - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of the stock option activity [Abstract]
Options beginning balance	2,902,619	541,021
Weighted Average Exercise Price, beginning balance	$ 7.07	$ 12.75
Weighted Average Remaining Contractual Life (in years), beginning balance	4 years 8 months 15 days
Options, Granted
Weighted Average Exercise Price, Granted		$ 5.97
Weighted Average Remaining Contractual Life (in years), Granted		5 years 10 months 28 days
Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (in years), Exercised
Options, Forfeited/Cancelled	(19,093)	(64,164)
Weighted Average Exercise Price, Forfeited/Cancelled	$ 15.36	$ 13.06
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Options outstanding, ending balance	2,883,526	2,902,619	541,021
Weighted Average Exercise Price outstanding, ending balance	$ 7.02	$ 7.07	$ 12.75
Weighted Average Remaining Contractual Life (in years) outstanding, ending balance	4 years 5 months 23 days	4 years 8 months 15 days	3 years 3 months 7 days
Options, exercisable	1,891,348	1,165,191	149,168
Weighted Average Exercise Price, exercisable	$ 7.6	$ 9.01	$ 23.77
Weighted Average Remaining Contractual Life (in years), exercisable	4 years 3 months 7 days	4 years 1 month 13 days	1 year 9 months